Income Taxes (Provision for Income Taxes from Continuing Operations) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Current income tax expense (benefit):
Federal	$ 16,596	$ 36,493	$ (41,803)
State	1,694	9,055	(1,189)
Foreign	2,046	1,904	1,808
Total current income tax expense (benefit)	20,336	47,452	(41,184)
Deferred income tax expense (benefit):
Federal	20,507	(15,773)	41,878
State	1,426	(3,415)	6,040
Total deferred income tax expense (benefit)	21,933	(19,188)	47,918
Income tax expense (benefit)	$ 42,269	$ 28,264	$ 6,734